SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN - Options Activity (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of Stock Options
Outstanding as of December 31, 2024 (in shares) | shares	529,002
Exercised (in shares) | shares	(323,492)
Forfeited (in shares) | shares	(26,183)
Outstanding as of December 31, 2025 (in shares) | shares	179,327
Weighted- Average Exercise Price
Outstanding as of December 31, 2024 (in dollars per share) | $ / shares	$ 3.10
Exercised (in dollars per share) | $ / shares	3.09
Forfeited (in dollars per share) | $ / shares	3.08
Outstanding as of December 31, 2025 (in dollars per share) | $ / shares	$ 3.10